Other Current Liabilities - Summary of Other Current Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Current Liabilities [line items]
Accrued interest	kr 181	kr 238
Accrued expenses	28,895	31,159
Derivative liabilities	234	996
Other current liabilities	38,174	37,405	kr 38,891
Of which employee-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	15,182	13,303
Of which supplier-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	7,823	10,084
Of which other [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	5,890	7,772
Other [member]
Disclosure of Other Current Liabilities [line items]
Other current liabilities	kr 8,864	kr 5,012